SHARE CAPITAL - Disclosure of stock option activity (Details) - Stock options [Member]							12 Months Ended
	May 07, 2026 Share $ / shares	Jan. 30, 2026 Share $ / shares	Dec. 05, 2025 Share $ / shares	Oct. 22, 2025 Share $ / shares	Sep. 08, 2025 Share $ / shares	Mar. 14, 2025 Share $ / shares	Jul. 31, 2026 Share $ / shares	Jul. 31, 2025 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Options, Exercised							(174,000)
Number of Options, Granted	1,250,000	200,000	75,000	50,000	1,760,000	5,000,000
Number of Options at end of year							10,411,000
Weighted average exercise price, Granted | $ / shares	$ 2.18	$ 2.75	$ 2.5	$ 3.82	$ 1.97	$ 0.85
Equity incentive plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Options, beginning of year							7,250,000	2,250,000
Number of Options, Exercised							(174,000)
Number of Options, Granted							3,335,000	5,000,000
Number of Options at end of year							10,411,000	7,250,000
Weighted average exercise price at beginning of year | $ / shares							$ 0.629	$ 0.138
Weighted average exercise price, Exercised | $ / shares							0.85
Weighted average exercise price, Granted | $ / shares							2.135	0.85
Weighted average exercise price at end of end | $ / shares							$ 1.108	$ 0.629